CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from continuing operating activities:
Net income	$ 582.6	$ 137.4	$ 119.1
Less: Income from discontinued operations, net of taxes	453.3	33.6	26.6
Income from continuing operations	129.3	103.8	92.5
Adjustments to reconcile income from continuing operations to cash provided by continuing operating activities:
Depreciation	30.8	30.6	31.7
Amortization	60.5	45.6	40.4
Stock-based compensation	11.4	8.9	5.5
Pension and other post-retirement benefits expense	1.8	1.7	0.9
Deferred income taxes	(21.6)	(19.1)	(3.2)
Other	6.6	8.5	2.7
Changes in operating assets and liabilities:
Trade receivables, net and contract assets	(21.6)	(28.2)	(29.1)
Inventories	26.9	(47.3)	(36.9)
Accounts payable, trade and other	(32.1)	29.1	32.0
Advance and progress payments	(1.6)	(7.6)	46.1
Accrued pension and other post-retirement benefits, net	(12.1)	(3.5)	(13.1)
Income taxes on gain from sale of AeroTech	(133.2)	0.0	0.0
Other assets and liabilities, net	29.1	12.7	5.4
Cash provided by continuing operating activities	74.2	135.2	174.9
Cash flows from continuing investing activities:
Proceeds from sale of AeroTech, net	792.8	0.0	0.0
Acquisitions, net of cash acquired	(0.1)	(329.7)	(224.5)
Investment in unconsolidated affiliate	(10.4)	0.0	0.0
Capital expenditures	(55.1)	(84.6)	(51.7)
Proceeds from disposal of assets	2.1	1.1	5.7
Purchase of marketable securities	(125.0)	0.0	0.0
Proceeds from sale of marketable securities	125.0	0.0	0.0
Cash provided (required) by continuing investing activities	729.3	(413.2)	(270.5)
Cash flows from continuing financing activities:
Net proceeds from short-term debt	(0.7)	0.4	(2.5)
Payment in connection with modification of credit facilities	0.0	0.0	(323.4)
Net (payments) proceeds from domestic credit facilities, net of debt issuance costs	(339.6)	292.3	83.1
Proceeds from issuance of 2026 convertible senior notes, net of issuance costs	0.0	0.0	391.4
Purchase of convertible bond hedge	0.0	0.0	(65.6)
Proceeds from sale of warrants	0.0	0.0	29.5
Settlement of taxes withheld on equity compensation awards	(1.7)	(1.3)	(2.2)
Proceeds from settlement of cross currency swaps	5.8	0.0	0.0
Common stock repurchases	(5.1)	(7.7)	0.0
Dividends	(12.8)	(13.1)	(12.8)
Acquisition date earnout liability and other deferred acquisition payments	0.0	0.0	(16.7)
Cash (required) provided by continuing financing activities	(354.1)	270.6	80.8
Net increase (decrease) in cash from continuing operations	449.4	(7.4)	(14.8)
Cash required by operating activities of discontinued operations, net	(34.6)	7.1	50.8
Cash required by investing activities of discontinued operations, net	(3.4)	(2.9)	(2.4)
Net cash (required) provided by discontinued operations	(38.0)	4.2	48.4
Effect of foreign exchange rate changes on cash and cash equivalents	(1.2)	(2.5)	(2.3)
Cash and cash equivalents from continuing operations, beginning of period	71.7	76.9	44.3
Add: Cash and cash equivalents from discontinued operations, beginning of period	1.4	1.9	3.2
Add: Net increase (decrease) in cash and cash equivalents	410.2	(5.7)	31.3
Less: Cash and cash equivalents from discontinued operations, end of period	0.0	1.4	1.9
Cash and cash equivalents from continuing operations, end of period	483.3	71.7	76.9
Supplemental cash flow information for continuing operations:
Interest paid	20.7	13.0	8.8
Income taxes paid	47.1	27.9	36.4
Income taxes paid on gain from sale of AeroTech	133.2	0.0	0.0
Non-cash investing in capital expenditures, accrued but not paid	$ 3.7	$ 11.8	$ 9.3